Company information	12 Months Ended
Dec. 31, 2023
Disclosure Of Information Related To The Company [Abstract]
Company information	Company information
Company Information
Nanobiotix, a Société Anonyme registered with the Paris registry of trade and companies under number 447 521 600 and having its registered office at 60 rue de Wattignies, 75012, Paris (“Nanobiotix” or the “Company” and, with its subsidiaries, the “Group”), is a late-stage clinical biotechnology company pioneering disruptive, physics-based therapeutic approaches to the treatment of cancer and other significant unmet medical needs with the express intent of favorably impacting the lives of millions of patients.
The Company believes the nanotherapeutics it is developing for the treatment of cancer have the potential to significantly enhance patients’ response to radiotherapy and increase the number of patients that may benefit from systemic cancer treatments, including targeted therapeutics, immuno-oncology agents and chemotherapy. Furthermore, the Company is actively developing two other nanotechnology platforms aimed at enhancing the therapeutic index of drugs and treating central nervous system (CNS) disorders.
Incorporated in 2003, Nanobiotix is headquartered in Paris, France. The Company also has subsidiaries in Cambridge, Massachusetts (United States); France; Spain; and Germany. The Group has been listed on Euronext: Paris under the ticker symbol “NANO” since 2012 (ISIN: FR0011341205, Bloomberg Code: NANO:FP) and on the Nasdaq Global Select Market under the ticker symbol “NBTX” in the United States since December 2020.
The Group is the owner of more than 25 patent families associated with three (3) nanotechnology platforms with applications in 1) oncology; 2) bioavailability and biodistribution; and 3) disorders of the central nervous system. The Company's resources are primarily devoted to the development of its lead product candidate–NBTXR3—which is the product of its proprietary oncology platform.
Significant events of the period
Global trial collaboration agreement (or “GTCA”)
On June 30, 2023, the Company signed a ‘GTCA’ with LianBio, related to the Asia Licensing Agreement entered in May 11, 2021. As contemplated by the GTCA license agreement, LianBio shall participate in the global registrational Phase 3 trial conducted by Nanobiotix, with regard to NANORAY-312 trials conducted within the Asia Licensing Territory. According to the ‘GTCA’, LianBio is responsible for all internal and external costs incurred in connection with the study in the Asia Licensing Territory as well as all external costs and expenses incurred by or on behalf of the Company for the global study that are generally applicable to both (i) the study in the Asia Licensing Territory with respect to the patients enrolled within the enrollment commitment and (ii) the portion of the global study conducted outside of the Asia Licensing Territory. In December 2023, LianBio assigned its rights and obligations under the GTCA to Janssen.
Janssen Agreement
On July 7, 2023, Nanobiotix entered into the Janssen Agreement, granting Janssen an exclusive worldwide license for the development and commercialization of NBTXR3, excluding the Asia Licensing Territory.
Nanobiotix will maintain operational control of NANORAY-312 and all other currently ongoing studies, along with NBTXR3 manufacture, clinical supply, and initial commercial supply. Janssen will be fully responsible for an initial Phase 2 study evaluating NBTXR3 for patients with stage three lung cancer and will have the right to assume control of studies currently led by Nanobiotix.
Following the Hart-Scott-Rodino Act (“HSR”) antitrust clearance, the Company received an upfront cash licensing fee of $30 million. The Company is eligible for success-based payments of up to $1.8 billion, in the aggregate, relating to potential development, regulatory, and sales milestones. Moreover, the agreement includes a framework for additional success-based potential development and regulatory milestone payments of up to $650 million, in the aggregate, for five new indications that may be developed by Janssen at its sole discretion; and of up to $220 million, in the aggregate, per indication that may be developed by Nanobiotix in alignment with Janssen. Following commercialization, the Company will also receive tiered double-digit royalties (low 10s to low 20s) on net sales of NBTXR3.
Separately, the Company received $30 million in equity investments from JJDC, comprising an initial tranche equal to $5 million issued without preferential subscription rights which was received as of September 13, 2023 and a second tranche of equity investments of $25 million contingent upon the closing of a fundraising of at least $25 million. Such second tranche of $25 million was received in two steps: (i) $20.2 million on November 7, 2023, and (ii) $4.8 million. on December 4, 2023. See below Capital increase section (and Note 10.1).
Development and commercialization rights for NBTXR3 in the Asia Licensing Territory assigned to Janssen by LianBio
On December 22, 2023, the Company announced that LianBio had entered into an agreement with Janssen whereby LianBio assigned to Janssen the exclusive rights to develop and commercialize potential first-in-class radioenhancer NBTXR3 in the Asia Licensing Territory.
This Asia Licensing Agreement includes all previously agreed upon economic terms between the Company and LianBio, including the Company’s entitlement to receive up to an aggregate $225 million in potential contingent, development and commercialization milestone payments (less $20 million already paid to the Company by LianBio) along with tiered, low double-digit royalties based on net sales of NBTXR3 in Asia Licensing Territory.
Following the close of the assignment, LianBio will support the transition of the exclusive rights to develop and commercialize NBTXR3 in the Asia Licensing Territory, to Janssen for a period that should be no longer than six months.
See Note 15 - Revenues and other income
Capital increase
Pursuant to the JJDC SPA, the Company issued 959,637 ordinary shares, delivered in the form of restricted ADSs, for the benefit of JJDC, on September 13, 2023, in consideration for the subscription proceeds of an initial tranche equal to $5 million resulting in a capital increase of a total nominal amount of €29 thousand.
On November 7, 2023, the Company announced the closing of a follow-on offering reserved to specified categories of investors, including after partial exercise by the underwriters of their option to purchase additional ordinary shares in the form of ADSs. The follow-on offering resulted in a gross proceeds of €31.8 million. The closing consisted of: (i) 3,786,907 ADSs, each representing one ordinary share, €0.03 nominal value per share of the Company, in the United States (the “U.S. Offering”), including 680,000 ADSs pursuant to the partial exercise of the underwriters' option, in each case, at an offering price of $5.36 per ADS, and (ii) 2,492,223 new ordinary shares, exclusively sold to "qualified investors" in Europe (including France) and certain other countries (excluding the United States and Canada) (the “European Offering”) at an offering price of €5.07 per ordinary share. The U.S. Offering and the European Offering are referred to, together, as the “Global Offering”.
Pursuant to the JJDC SPA, JJDC was obligated to subscribe, subject to any required customary approvals, for $25.0 million of the Company’s restricted ADSs (the “Placement Amount”), at a price per ADS equal to the $5.36 per ADS offering price in the U.S. Offering in a concurrent private placement. Pursuant to French foreign investment control rules, the Placement Amount as initially agreed was reduced, such that JJDC initially subscribed for 3,762,923 restricted ADSs for gross proceeds to the Company of $20.2 million.
On December 4, 2023, upon the approval of the French Ministry of Economy, JJDC subscribed for 901,256 additional ordinary shares of the Company, in the form of restricted ADSs at a price per ADS equal to the $5.36 per ADS, for gross proceeds to the Company of $4.8 million.
For more details on capital increases, see Note 10.1 - Share Capital.
Termination agreement with a financial service provider
The Company and its financial service provider had entered into an advisory services agreement on November, 28, 2018 to act as the Company’s exclusive adviser relating to a certain scope of transactions, including a major licensing transaction. In this context, the Company paid to its financial service provider $1.5 million in August 2023 following the signing of the Jansen Agreement.
As part of the release and termination agreement executed by and between the Company and this financial service provider as of July 19, 2023, the Company paid a first transaction lump sum of $750 thousand in December 2023 following the capital increase of November 2023 (see Capital increase above).
In addition to this payment and further to the release and termination agreement, the Company is committed to pay a second transaction lump sum of $750 thousand, upon the achievement of further milestones as per the Janssen Agreement, which is not due as of December 31, 2023 (See Note 22.6).
EIB Covenant Waiver
Pursuant to the restructuring of the Company’s loan agreement with the EIB, Nanobiotix agreed to maintain for so long as the EIB’s loan remains outstanding a minimum cash and cash equivalents balance equal to the outstanding principal owed to the EIB.
In October 2023, the EIB agreed to the removal of the minimum cash and cash equivalents balance covenant initially required by the Amended Agreements, with such removal effective October 13, 2023, subject to the following conditions: (i) the Company’s repayment of the PIK prepayment amount of approximately €5.4 million in accordance with the terms of the EIB loan in respect of the “PIK prepayment condition, (ii) the introduction of an additional mechanism for further prepayment of the above-referenced $20.0 million milestone payment required under the EIB loan as amended, which will require prepayments equal to a tiered low single digit percentage of future equity or debt financing transactions raising up to an aggregate of €100 million, on a cumulative basis, increasing to a mid-single digit percentage for such financings greater than €100 million (the “Milestone Prepayment Mechanism”). The PIK prepayment condition was satisfied on October 12, 2023.
This foregoing agreement with EIB has been reflected in consolidated amended and restated documentation for the EIB loan agreement and related royalty agreement dated April 18, 2024.